Document and Entity Information	May 06, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	TERMINIX GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001428875
Document Type	8-K
Document Period End Date	May 06, 2021
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Security 12b Title	Common, par value $0.01
Security Exchange Name	NYSE
Trading Symbol	TMX
Entity File Number	001-36507
Entity Address, Address Line One	150 Peabody Place
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
Entity Tax Identification Number	20-8738320
City Area Code	(901)
Local Phone Number	597-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false